Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2026
Statement [Line Items]
Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	January 31 2026	October 31 2025	January 31 2025	January 31 2026	October 31 2025	January 31 2025	January 31 2026	October 31 2025	January 31 2025
Liabilities
Senior note liabilities (3)	$47,740	$47,165	$39,594	$(105)	$(1,334)	$486	$3,165	$3,270	$4,626
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at January 31, 2026	$50,905	$47,740	$3,165	$(246)	$(1,852)
As at October 31, 2025	$50,435	$47,165	$3,270	$(379)	$(1,606)
As at January 31, 2025	$44,220	$39,594	$4,626	$(264)	$(1,177)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and ex clu
des
non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2026		October 31, 2025
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$73,838	$73,838	$65,967	$65,967
Trading assets	161,043	161,043	152,223	152,223
Securities purchased under resale agreements and securities borrowed	215,379	215,379	203,008	203,008
Derivative financial instruments	47,788	47,788	46,531	46,531
Investment securities – FVOCI and FVTPL	119,947	119,947	126,226	126,226
Investment securities – amortized cost	22,069	22,452	23,239	23,722
Loans	754,887	755,475	769,900	771,045
Customers’ liability under acceptances	173	173	177	177
Other financial assets	28,419	28,419	28,128	28,128
Liabilities:
Deposits	971,043	971,682	965,925	966,279
Financial instruments designated at fair value through profit or loss	47,740	47,740	47,165	47,165
Acceptances	174	174	178	178
Obligations related to securities sold short	33,147	33,147	38,104	38,104
Derivative financial instruments	58,165	58,165	56,031	56,031
Obligations related to securities sold under repurchase agreements and securities lent	204,760	204,760	189,144	189,144
Subordinated debentures	5,882	5,807	7,749	7,692
Other financial liabilities	55,508	55,490	56,500	56,529

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2026				October 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$11,543	$–	$11,543	$–	$5,156	$–	$5,156
Trading assets
Loans	–	7,891	161	8,052	–	8,486	1	8,487
Canadian federal government and government guaranteed debt	14,997	3,603	–	18,600	13,838	1,963	–	15,801
Canadian provincial and municipal debt	7,071	4,497	–	11,568	8,374	3,336	–	11,710
U.S. treasury and other U.S. agencies’ debt	9,337	–	–	9,337	9,132	–	–	9,132
Other foreign governments’ debt	982	11,128	–	12,110	1,837	8,451	–	10,288
Corporate and other debt	3,922	7,224	–	11,146	3,523	6,593	–	10,116
Equity securities	88,921	128	11	89,060	83,412	373	12	83,797
Other	–	1,170	–	1,170	–	2,892	–	2,892
	$125,230	$35,641	$172	$161,043	$120,116	$32,094	$13	$152,223
Investment securities (2)
Canadian federal government and government guaranteed debt	$12,483	$9,726	$–	$22,209	$15,143	$7,967	$–	$23,110
Canadian provincial and municipal debt	11,925	9,315	–	21,240	16,293	4,550	–	20,843
U.S. treasury and other U.S. agencies’ debt	39,174	6,131	–	45,305	42,300	6,736	–	49,036
Other foreign governments’ debt	4,336	21,596	–	25,932	7,099	20,627	–	27,726
Corporate and other debt	194	2,679	31	2,904	116	2,892	32	3,040
Equity securities	122	297	1,938	2,357	96	329	2,046	2,471
	$68,234	$49,744	$1,969	$119,947	$81,047	$43,101	$2,078	$126,226
Derivative financial instruments
Interest rate contracts	$–	$9,383	$–	$9,383	$–	$9,804	$3	$9,807
Foreign exchange and gold contracts	–	27,543	1	27,544	–	26,411	1	26,412
Equity contracts	513	6,263	93	6,869	816	6,452	161	7,429
Credit contracts	–	320	6	326	–	269	4	273
Commodity contracts	–	3,656	10	3,666	–	2,594	16	2,610
	$513	$47,165	$110	$47,788	$816	$45,530	$185	$46,531
Liabilities:
Deposits (3)	$–	$335	$–	$335	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	47,740	–	47,740	–	47,165	–	47,165
Obligations related to securities sold short	29,441	3,706	–	33,147	34,864	3,240	–	38,104

Derivative financial instruments
Interest rate contracts	–	17,149	3	17,152	–	17,181	8	17,189
Foreign exchange and gold contracts	–	27,353	–	27,353	–	25,793	–	25,793
Equity contracts	800	7,052	28	7,880	783	9,288	43	10,114
Credit contracts	–	21	2	23	–	24	2	26
Commodity contracts	–	5,747	10	5,757	–	2,897	12	2,909
	$800	$57,322	$43	$58,165	$783	$55,183	$65	$56,031
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $22,452 (October 31, 2025 – $23,722).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level
3
instruments carried at fair value for the
three
months ended January
31
,
2026
.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	For the three months ended January 31, 2026
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$–	$(3)	$164	$–	$–	$(1)	$161	$–
Equity securities	12	(1)	–	4	–	2	(6)	11	–
	13	(1)	(3)	168	–	2	(7)	172	–
Investment securities
Corporate and other debt	32	–	(1)	–	–	–	–	31	–
Equity securities	2,046	22	2	68	(200)	–	–	1,938	22
	2,078	22	1	68	(200)	–	–	1,969	22
Derivative financial instruments – assets
Interest rate contracts	3	(1)	–	–	(2)	–	–	–	–
Foreign exchange and gold contracts	1	1	–	–	–	–	(1)	1	1
Equity contracts	161	(9)	–	5	(70)	31	(25)	93	11	(3)
Credit contracts	4	2	–	–	–	–	–	6	2
Commodity contracts	16	(6)	–	–	–	–	–	10	(6)

Derivative financial instruments – liabilities
Interest rate contracts	(8)	4	–	(1)	1	–	1	(3)	(2	) (4)
Equity contracts	(43)	7	–	(9)	–	–	17	(28)	7	(3)
Credit contracts	(2)	–	–	–	–	–	–	(2)	–
Commodity contracts	(12)	2	–	–	–	–	–	(10)	2
	120	–	–	(5)	(71)	31	(8)	67	15
Total	$2,211	$21	$(2)	$231	$(271)	$33	$(15)	$2,208	$37
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income .
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2025.

	For the three months ended January 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter
Trading assets	$25	$1	$–	$1	$(13)	$7	$(11)	$10
Investment securities	1,901	51	5	71	(8)	–	(8)	2,012
Derivative financial instruments	10	3	–	4	–	–	3	20
Obligations related to securities sold short	(2)	–	–	–	–	–	2	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.